STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS (Statement)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 020
Contributions:
Employer	$ 111,291,043
Employee	255,050,658
Rollovers	22,897,444
Plan interest in Cummins Inc. Master Retirement Savings Trust investment gain	1,254,442,850
Interest on notes receivable from participants	5,347,510
Total additions	1,649,029,505
Deductions
Benefits paid to participants	523,234,100
Administrative expenses	3,916,273
Total deductions	527,150,373
Fund transfers with an affiliate plan	2,097,399
Net change in net assets available for benefits	1,123,976,531
Net assets available for benefits, beginning of year	6,366,370,789
Net assets available for benefits, end of year	7,490,347,320
EPB 030
Contributions:
Employer	45,847
Employee	2,270,159
Rollovers	8,237
Plan interest in Cummins Inc. Master Retirement Savings Trust investment gain	13,879,995
Interest on notes receivable from participants	61,351
Total additions	16,265,589
Deductions
Benefits paid to participants	17,273,295
Administrative expenses	58,529
Total deductions	17,331,824
Fund transfers with an affiliate plan	(2,097,399)
Net change in net assets available for benefits	(3,163,634)
Net assets available for benefits, beginning of year	115,656,140
Net assets available for benefits, end of year	$ 112,492,506